Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Income tax, net of refunds	$ 174	$ 415
Interest	$ 3	$ 2,390